EVERGREEN VARIABLE ANNUITY FUNDS
                         SUPPLEMENT TO THE PROSPECTUSES
                  AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                DATED MAY 1, 2004

I.       Evergreen VA Special Equity Fund and Evergreen VA Fund

         The Boards of Trustees of the Evergreen VA Special Equity Fund and Evergreen VA Fund (the "Target Funds"), at a meeting held on December 8 and 9, 2004, approved a proposal to reorganize each of the Target Funds into the Surviving Fund listed next to it in the table below. If the shareholders of the Target Fund approve the proposal, all of the assets of the Target Fund will be transferred to its corresponding Surviving Fund and shareholders of the Target Fund will receive shares of the corresponding Surviving Fund in exchange for their shares. Shareholders of record of the Target Funds as of January 14, 2005, are scheduled to vote on the proposal at a special meeting of shareholders to be held on April 1, 2005. If approved, the reorganizations are proposed to take place on or about April 15, 2005. Shareholders of each Target Fund will be mailed information detailing the proposal on or about February 18, 2005.

-------- -------------------------------------------------- ------------------------------------------------
#        Target Fund                                        Surviving Fund
-------- -------------------------------------------------- ------------------------------------------------
-------- -------------------------------------------------- ------------------------------------------------
1.       Evergreen VA Special Equity Fund                   Evergreen VA Growth Fund
-------- -------------------------------------------------- ------------------------------------------------
-------- -------------------------------------------------- ------------------------------------------------
2.       Evergreen VA Fund                                  Evergreen VA Growth and Income Fund(1)
-------- -------------------------------------------------- ------------------------------------------------

(1) On or about April 18, 2005, Evergreen VA Growth and Income Fund will change its name to Evergreen VA Fundamental Large Cap Fund. In conjunction with the above, the section of the Fund's prospectus entitled "INVESTMENT GOAL" will be revised in its entirety to read as follows: The Fund seeks capital growth with the potential for current income.

II. Evergreen VA Core Bond Fund, Evergreen VA Foundation Fund, Evergreen VA Growth Fund, Evergreen VA Growth and Income Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund and Evergreen VA Strategic Income Fund (the "Funds")

         Effective December 13, 2004, the section of the prospectuses entitled "Expenses" for Evergreen VA Foundation Fund(*), Evergreen VA Growth and Income Fund(**), Evergreen VA High Income Fund, Evergreen VA Special Values Fund and Evergreen VA Strategic Income Fund are revised to reflect lower management fee structures for these Funds as reflected in the revised Annual Fund Operating Expense tables and Examples of Fund Expenses below. Annual Fund Operating Expenses for each Fund are based on each Fund's fiscal year ended December 31, 2003. Although the Board of Trustees also approved lower management fee schedules for Evergreen VA Growth Fund and Evergreen VA Omega Fund, due to current asset levels in these two Funds, their annual operating expenses have not changed. The Board of Trustees has not changed the management fee schedules for Evergreen VA Core Bond Fund and Evergreen VA International Equity Fund.

Evergreen VA Foundation Fund*

Annual Fund Operating Expense (expenses that are deducted from Fund assets)1

                                             Class 1          Class 2
Management Fees                               0.41%            0.41%
12b-1 Fees                                    0.00%            0.25%
Other Expenses                                0.18%            0.18%
Total Fund Operating Expenses                 0.59%            0.84%
(1)  These fees have been restated to reflect current fees.

Example of Fund Expenses

After:                                       Class 1          Class 2
1 year                                         $60              $86
3 years                                       $189             $268
5 years                                       $329             $466
10 years                                      $738            $1,037

Evergreen VA Growth and Income Fund**

Annual Fund Operating Expense (expenses that are deducted from Fund assets)1

                                             Class 1          Class 2
Management Fees                               0.70%            0.70%
12b-1 Fees                                    0.00%            0.25%
Other Expenses                                0.24%            0.24%
Total Fund Operating Expenses                 0.94%            1.19%
(1)  These fees have been restated to reflect current fees.

Example of Fund Expenses

After:                                       Class 1          Class 2
1 year                                         $96             $121
3 years                                       $300             $378
5 years                                       $520             $654
10 years                                     $1,155           $1,443

Evergreen VA High Income Fund

Annual Fund Operating Expense (expenses that are deducted from Fund assets)1

                                             Class 1          Class 2
Management Fees                               0.50%            0.50%
12b-1 Fees                                    0.00%            0.25%
Other Expenses                                0.28%            0.28%
Total Fund Operating Expenses                 0.78%            1.03%
(1)  These fees have been restated to reflect current fees.

Example of Fund Expenses

After:                                       Class 1          Class 2
1 year                                         $80             $105
3 years                                       $249             $328
5 years                                       $433             $569
10 years                                      $966            $1,259

Evergreen VA Special Values Fund

Annual Fund Operating Expense (expenses that are deducted from Fund assets)1

                                            Class 1          Class 2
  Management Fees                            0.80%            0.80%
  12b-1 Fees                                 0.00%            0.25%
  Other Expenses                             0.27%            0.27%
  Total Fund Operating Expenses2             1.07%            1.32%

(1)  These fees have been restated to reflect current fees.
(2) The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.00% for Class 1 and 1.25% for Class 2.

Example of Fund Expenses

  After:                                    Class 1          Class 2
  1 year                                     $109             $134
  3 years                                    $340             $418
  5 years                                    $590             $723
  10 years                                  $1,306           $1,590

Evergreen VA Strategic Income Fund

Annual Fund Operating Expense (expenses that are deducted from Fund assets)1

                                            Class 1          Class 2
Management Fees                              0.44%            0.44%
12b-1 Fees                                   0.00%            0.25%
Other Expenses                               0.29%            0.29%
Total Fund Operating Expenses                0.73%            0.98%
(1)  These fees have been restated to reflect current fees.

   Example of Fund Expenses

After:                                      Class 1          Class 2
1 year                                        $75             $100
3 years                                      $233             $312
5 years                                      $406             $542
10 years                                     $906            $1,201

         Effective December 13, 2004, the sub-section in part one of the Funds' SAI entitled "EXPENSES - Advisory Fees" is revised to reflect a change in the management fee structure as follows:

         EIMC is entitled to receive from VA Foundation Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.41%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.26%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.21%
              -------------------------------------- -----------------

         EIMC is entitled to receive from VA Growth Fund an annual fee based on each Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        First $1 billion                  0.70%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.65%
              -------------------------------------- -----------------

         EIMC is entitled to receive from VA Growth and Income Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $250 million                 0.700%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $250 million                 0.650%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.550%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.500%
              -------------------------------------- -----------------

         EIMC is entitled to receive from VA High Income Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        First $1 billion                  0.50%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.45%
              -------------------------------------- -----------------

         EIMC is entitled to receive from VA Omega Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        First $1 billion                  0.52%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $1 billion                  0.41%
              -------------------------------------- -----------------

         EIMC is entitled to receive from VA Special Values Fund an annual fee based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $1.5 billion                 0.80%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $1.5 billion                 0.75%
              -------------------------------------- -----------------

         EIMC is entitled to receive from VA Strategic Income Fund an annual fee of 2.0% of gross dividend income and interest income plus the following based on the Fund's average daily net assets as follows:

              -------------------------------------- -----------------
                    Average Daily Net Assets               Fee
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $300 million                 0.31%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $200 million                 0.16%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Over $500 million                 0.11%
              -------------------------------------- -----------------

* Effective on or about April 18, 2005, Evergreen VA Foundation will change its name to Evergreen VA Balanced Fund.
** Effective on or about April 18, 2005, Evergreen VA Growth and Income Fund will change its name to Evergreen VA Fundamental Large Cap Fund.


III.     Evergreen VA Foundation Fund

         Effective on or about April 18, 2005, Evergreen VA Foundation Fund (the "Fund") will change its name to Evergreen VA Balanced Fund.

IV.      Evergreen VA Growth and Income Fund

         Effective on or about April 18, 2005, Evergreen VA Growth and Income Fund (the "Fund") will change its name to Evergreen VA Fundamental Large Cap Fund.

         In conjunction with the above, the section of the Fund's prospectus entitled "INVESTMENT GOAL" will be revised in its entirety to read as follows:

         The Fund seeks capital growth with the potential for current income.

V.       Evergreen VA Strategic Income Fund

         The section of the prospectuses entitled "FUND FACTS" for Evergreen VA Strategic Income Fund (the "Fund") is revised as follows:

         Portfolio Managers

o        By Teams

         The section of the prospectuses entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised to reflect that the Fund is now managed by two of EIMC's teams of portfolio management professionals. The portfolio management description for the Fund in the Fund's prospectus is supplemented to include the following:

         In addition, Evergreen VA Strategic Income Fund is also managed by EIMC's Customized Fixed Income Team, with team members responsible for various sectors.

VI.      Evergreen VA Strategic Income Fund

         The section of the prospectuses entitled "FUND FACTS" for Evergreen VA Strategic Income Fund (the "Fund") is revised as follows:

         Sub-Advisor:

o        Evergreen International Advisors

         Portfolio Managers

o        By Teams

         The section of the prospectus entitled "THE FUNDS' SUB-ADVISOR" is revised to reflect the following addition:

         Evergreen International Advisors (Evergreen International) is the sub-advisor to the Fund and is responsible for the international bond portion of the Fund. Evergreen International managed approximately $217 million in assets for the Evergreen funds as of 12/31/2003. Evergreen International is located at Centurion House, 24 Monument Street, London EC3R 8AQ.

         EIMC pays a portion of its advisory fee to Evergreen International for its services.

         The section of the prospectuses entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised to reflect that the Fund is now managed by two of EIMC's teams of portfolio management professionals. The portfolio management description for the Fund in the Fund's prospectus is revised to include the following:

         The Fund's high yield bond and emerging market debt portions are managed by a team of portfolio management professionals from EIMC's High Yield Bond team, with team members responsible for various sectors.

         The Fund's U.S. government securities and international bond portions are managed by a team of EIMC's Customized Fixed Income team, with team members responsible for various sectors.

VII.     Evergreen VA Strategic Income Fund

         Effective August 1, 2004, the section of the Fund's prospectus entitled "INVESTMENT STRATEGY" will be amended to permit the following:

o As part of its investment strategy, the portion of the Fund invested in U.S. government securities may engage in transactions that create leverage, including certain types of mortgage dollar rolls and TBA mortgage securities, with up to 30% of that portion of the Fund's assets. A mortgage dollar roll transaction allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

o As part of its investment strategy, the portion of the Fund invested in developed market international bonds may also enter into foreign currency exchange contracts, including those entered into for the purposes of cross hedging, proxy hedging and creating a net long position versus a foreign currency. These transactions are designed to maximize risk-adjusted performance or to control risk.

         The section of the Fund's prospectus entitled "OVERVIEW OF FUND RISKS" will be amended to include the following:

Leverage Risk

A Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions. A Fund may also enter into reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Foreign Currency Transactions Risk

A Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of a Fund's shares will be affected by changes in exchange rates. To manage this risk, a Fund may enter into currency futures contracts and forward currency exchange contracts. Although a Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, a Fund could lose money if it fails to predict accurately the future exchange rates. A Fund may engage in hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of a Fund's investments are denominated. Use of this hedging technique cannot protect against exchange rate risk perfectly. If a Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. A Fund may purchase a foreign currency on a spot or a forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. A Fund may also engage in a type of foreign currency forward transaction called "proxy hedging" or "synthetic currency hedging". In these types of transactions, the currency which is sold on a forward basis against another acts as a "proxy" for a different underlying currency which is less liquid but typically moves in concert with the proxy currency. For example, several Asian currencies typically trade similarly to the U.S. dollar. If the investment view is that the U.S. dollar will decline versus the Euro, a Fund may sell forward U.S. dollar currency contracts against the Euro as a way of protecting the currency value of its Asian equities. Thus the U.S. dollar has been sold forward as a proxy for Asian currencies. The success of this technique is dependent on the investment advisor's ability to accurately predict the movement of the exchange rates. "Proxy hedging" is subject to the risk that the underlying currency ceases to correlate with its proxy currency.

         Effective August 1, 2004, Part 2 of the Fund's SAI entitled "ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES" will be amended to include the following:

Currency Cross-hedge

A currency cross-hedge enables the advisor to reduce exposure in one foreign currency relative to exposure in a second foreign currency. This strategy would make sense when the fund wants to maintain its overall foreign currency exposure, but feels that some of the currencies are relatively more attractive. An example would be where the manager feels that the British Pound is more attractive than the Euro, and cross-hedges some Euro-denominated bonds back to the Pound Sterling. The overall foreign currency exposure stays constant, but the relative weighting of the Pound versus the Euro increases.

Currency Proxy-hedge

A currency proxy-hedge enables the advisor to hedge a foreign currency exposure back to the USD by using a second currency that has a high correlation to the actual long position, but where the second currency hedge would be either more liquid or less costly. An example might be where the manager owns a position denominated in Indonesian Rupiah, but where the Yen has higher liquidity and is deemed a more cost effective hedge.

Creating a Net Long Position Versus a Foreign Currency

Creating a net long position would be a situation where the manager of the Fund wishes to create exposure to a currency that exceeds the value of securities denominated in that currency that are held by the Fund. An example might be where the manager has reduced his weighting in Japanese bonds to 10% below the benchmark due to concerns with the bonds, but want to maintain a market weighting in the Yen. Creating a long position in the Yen would accomplish this result.

TBA Mortgage Securities

TBA refers to "To Be Announced." These types of securities are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.


December 9, 2004                                                  572171 (12/04)